EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2017
Equity Method Investments [Abstract]
Equity Method Investments

NOTE 6 — EQUITY METHOD INVESTMENTS:

Investments in affiliated companies include joint ventures accounted for using the equity method. As of December 31, 2017, the Company had an approximate 50% interest in three joint ventures. One joint venture operates four LNG carriers (the “LNG Joint Venture”). The other two joint ventures converted two ULCCs to Floating Storage and Offloading Service vessels (collectively the “FSO Joint Venture”).

FSO Joint Venture

In May 2017, the FSO Joint Venture signed two five-year service contracts with North Oil Company (“NOC”), the new operator of the Al Shaheen oil field, off the coast of Qatar, relating to the two FSO service vessels. The shareholders of NOC are Qatar Petroleum Oil & Gas Limited and Total E&P Golfe Limited. Such contracts commenced at the expiry of the existing contracts with Maersk Oil Qatar AS during the third quarter of 2017. The Company has a 50% interest in this joint venture. The FSO Joint Venture financed the purchase of the vessels from each of Euronav NV and INSW and their conversion costs through partner loans and a long-term bank financing, which was secured by, among other things, the service contracts and the FSOs themselves. Approximately $75,343 was outstanding under the bank financing facility as of December 31, 2016. In July 2017, the FSO Joint Venture repaid the principal balance outstanding on the bank financing facility, using cash on hand.

The FSO Joint Venture previously entered into floating-to-fixed interest rate swaps with major financial institutions. These agreements, which paid fixed rates of approximately 3.9% and received floating rates based on LIBOR, had maturity dates ranging from July to September 2017. In conjunction with the repayment of the principal balance outstanding on the bank financing facility, the interest rate swap associated with the FSO Africa was terminated early and settled on June 15, 2017. The interest rate swap associated with the FSO Asia was settled upon maturity in July 2017. As of December 31, 2016, the joint venture had a liability of $2,236, for the fair value of the swaps associated with the FSO Africa and FSO Asia. The Company’s share of the effective portion of such amount, aggregating $111 at December 31, 2016, is included in accumulated other comprehensive loss in the accompanying balance sheet.

The FSO Joint Venture is party to a number of contracts to which INSW serves as guarantor. See Note 12, “Related Parties,” for additional information relating to guarantees.

LNG Joint Venture

In November 2004, the Company formed a joint venture with Qatar Gas Transport Company Limited (Nakilat) (“QGTC”) whereby companies in which OSG holds a 49.9% interest ordered four 216,200 cbm LNG Carriers. Upon delivery in late 2007 and early 2008, these vessels commenced 25-year time charters to Qatar Liquefied Gas Company Limited (2) (‘‘LNG Charterer’’). QGTC subsequently contributed its ownership interests in the joint venture to its wholly owned subsidiary, Nakilat Marine Services Ltd. The aggregate construction cost for such newbuildings was financed by the joint venture through long-term bank financing that is nonrecourse to the partners and partner contributions. Approximately $597,129 and $638,827 was outstanding under this secured facility as of December 31, 2017 and 2016, respectively.

The joint venture has entered into floating-to-fixed interest rate swaps with a group of major financial institutions pursuant to which it pays fixed rates of approximately 4.9% and receives a floating rate based on LIBOR. The interest rate swap agreements have maturity dates ranging from July to November 2022 and cover notional amounts aggregating $576,429 and $617,636 at December 31, 2017 and 2016, respectively. These swaps are being accounted for as cash flow hedges. As of December 31, 2017 and 2016, the joint venture recorded a liability of $58,243 and $80,458, respectively, for the fair value of these swaps. The Company’s share of the effective portion of the fair value of these swaps, $28,980 and $40,076 at December 31, 2017 and 2016, respectively, is included in accumulated other comprehensive loss in the accompanying consolidated balance sheets.

Impairment of Equity Method Investments

Management gave consideration as to whether events or changes in circumstances had occurred since December 2016 that could indicate that the carrying amounts of its investments in the FSO Joint Venture and LNG Joint Venture may not be recoverable as of December 31, 2017. Management concluded that no such events or changes in circumstances had occurred to warrant an impairment testing.

In December 2016, evidence of an other-than-temporary decline in the fair value of the Company’s investments in its FSO Joint Venture below its carrying value was identified by the Company. Specifically, management concluded that the lower charter rate expected over the duration of the recently awarded five-year service contracts commencing in the third quarter of 2017 was negative evidence indicating that the excess of the carrying value of the Company’s investment in these joint ventures over their fair value was other-than-temporary as of December 31, 2016.

As the Company determined that other-than-temporary impairments existed in relation to its investments in the FSO Joint Venture, impairment charges aggregating $30,475 were recorded to write down the investments to their estimated fair values as of December 31, 2016. In estimating the fair value of the Company’s investments in the FSO Joint Ventures as of December 31, 2016, the Company utilized an income approach by preparing discounted cash flow models since there is a lack of comparable market transactions for the specially built assets held by the FSO Joint Venture. In preparing the discounted cash flow models, the Company used a methodology largely consistent with the methodology and assumptions detailed in Note 6, “Vessels, Deferred Drydock and Other Property” above with the exception being that as the assets owned by the joint ventures serve under specific service contracts, the estimated charter rates for periods after the expiry of the existing contracts are based upon management’s internally forecasted rates. The cash flows were discounted using the current estimated weighted average cost of capital for each joint venture, which approximated 9.5% and took into consideration country risk, entity size and uncertainty with respect to the cash flows for periods beyond the current charter expiries.

Financial Information of Significant Equity Method Investments

Investments in and advances to affiliated companies as reflected in the accompanying consolidated balance sheet as of December 31, 2017 consisted of: FSO Joint Venture of $251,594, LNG Joint Venture of $102,398 and Other of $24,902 (which primarily relates to working capital deposits that the Company maintains for commercial pools in which it participates).

Financial information for the equity method investees that were significant for the three years ended December 31, 2017, adjusted for basis and accounting policy differences, is as follows:

For the year ended December 31,	2017	2016	2015
Shipping revenues	$234,916	$247,451	$245,444
Ship operating expenses	(106,228)	(114,487)	(113,639)
Income from vessel operations	128,688	132,964	131,805
Other income	3,497	830	2,357
Interest expense	(36,831)	(43,038)	(47,218)
Income tax provision	(1,886)	-	-
Net income	$93,468	$90,756	$86,944

Percentage of ownership in equity investees	49.9% - 50.0%	49.9% - 50.0%	49.9% - 50.0%
Equity in income/(loss) of affiliated companies, before
consolidating and reconciling adjustments	$46,704	$45,355	$43,449

Impairment of equity method investments in FSO Joint Venture	-	(30,475)	-
Amortization on deferred gain on 2009 sale
of TI Africa to FSO Joint Venture	2,301	2,409	2,409
Amortization of interest capitalized during construction of
LNG vessels	(419)	(419)	(419)
Other	380	(21)	120
Equity in income/(loss) of affiliated companies	$48,966	$16,849	$45,559

The tables below present the financial position for the equity method investees that were significant and a reconciliation of the Company’s share of the joint ventures’ total equity to the investments in and advances to affiliates line on the consolidated balance sheets as of December 31, 2017 and 2016:

As of December 31,	2017	2016
Current assets	$77,545	$128,531
Vessels, net	1,344,613	1,386,836
Other assets	65,551	66,708
Total assets	$1,487,709	$1,582,075

Current liabilities	$78,273	$150,153
Long-term debt and other non-current liabilities	917,564	1,055,922
Equity	491,872	376,000
Total liabilities and equity	$1,487,709	$1,582,075

Percentage of ownership in equity investees	49.9% - 50.0%	49.9% - 50.0%
INSW Share of affiliate's equity, before consolidating and reconciling adjustments	$245,751	$187,868

Impairment of equity method investments in FSO Joint Venture	(30,475)	(30,475)
Advances from shareholders of FSO Joint Venture (2)	162,762	203,513
Unamortized deferred gain on 2009 sale of TI Africa to FSO Joint Venture, net	(34,284)	(36,585)
Unamortized interest capitalized during construction of LNG vessels	10,275	10,693
Other (1)	24,865	23,667
Investments in and advances to affiliated companies	$378,894	$358,681

(1)	Primarily relates to working capital deposits that the Company maintains with the commercial pools in which it participates.
(2)	Such advances are unsecured, interest free and not repayable within one year.

See Note 9, “Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures,” and Note 14, “Accumulated Other Comprehensive Loss,” for additional disclosures relating to the FSO and LNG joint venture interest rate swap agreements.